FAIR VALUE MEASUREMENTS - EARNOUT (Tables)	12 Months Ended
Sep. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of fair value assumptions

	September 30,
	2024	2023
Volatility	40%	40%
Risk-free interest rate	3.6%	4.9% - 5.3%
Expected term in years	0.5	0.4 - 1.4
Dividend yield	–	–